Acquisition of ACT Group - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Parenthetical) (Details)	Dec. 31, 2022 shares
ACT Genomics Holdings Company Limited [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued or issuable	(19,891,910)